Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Straight-Line Method Over Estimated Useful Lives

Property, equipment and software are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the following estimated useful lives:

Category	Estimated useful life
Furniture and electronic equipment	3 years
Vehicles	10 years
Software	5 years
Leasehold improvements	Shorter of expected lives of leasehold improvements and lease term

Schedule of Estimated Useful Life for the Intangible Assets	The estimated useful life for the intangible assets is as follows:
Category	Estimated useful life
Customer relationships	3 years
Trade names	10 years
Developed technology	7 years

Schedule of Concentration of Sales Revenues

Disclosure of details regarding the Company’s top four customers in respect of the concentration of sales revenues generated from third-party customers:

	Year Ended
	December 31, 2025		December 31, 2024
	RMB		RMB

Customer A	1,984	33.5%	—	—
Customer B	1,966	33.2%	—	—
Customer C	1,012	17.1%	—	—
Customer D	809	13.7%	—	—
Total	5,771	97.5%	—	—